LEASES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Lease expense	$ 256,092	$ 159,137
Office Space [Member] | Pittsburgh Pennsylvania [Member]
Operating Leased Assets [Line Items]
Monthly rent	4,667
Office Space [Member] | Los Angeles, California [Member] | Through February 2016 [Member]
Operating Leased Assets [Line Items]
Monthly rent	27,099
Office Space [Member] | Los Angeles, California [Member] | Through February 2017 [Member]
Operating Leased Assets [Line Items]
Monthly rent	27,872
Office Space [Member] | Los Angeles, California [Member] | Through February 2018 [Member]
Operating Leased Assets [Line Items]
Monthly rent	28,710
Office Space [Member] | Los Angeles, California [Member] | Through February 2019 [Member]
Operating Leased Assets [Line Items]
Monthly rent	29,581
Office Space [Member] | Los Angeles, California [Member] | Through June 2019 [Member]
Operating Leased Assets [Line Items]
Monthly rent	$ 30,573